Note 6 - Related Party Transactions	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
6.	Related party transactions

In
February 2020,
the Company borrowed
60
-day interest-free loans totaling of
$14
(
RMB100
) from Dalian Wanchun Biotechnology Co., Ltd. (“Wanchun Biotech”). The above loans were repaid in
September 2020.